Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the statements of cash flows (in thousands):

	As of December 31,
	2019	2020
Cash and cash equivalents	$12,727	$5,843
Restricted cash	108	108

Total cash, cash equivalents and restricted cash	$12,835	$5,951

Schedule of Estimated Useful Lives of Property and Equipment

The Company’s estimated useful lives of its property and equipment are as follows:

Laboratory and manufacturing equipment	5 years
Computer and office equipment	3 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life